Reinsurance (Effects of Reinsurance on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Premiums:
Direct premiums	$ 2,226	$ 2,404	$ 2,359
Reinsurance assumed	81	296	95
Reinsurance ceded	(1,127)	(1,063)	(1,003)
Net premiums	1,180	1,637	1,451
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	3,582	3,722	3,729
Reinsurance assumed	126	139	383
Reinsurance ceded	(611)	(568)	(502)
Net universal life and investment-type product policy fees	3,097	3,293	3,610
Other revenues:
Direct other revenues	271	271	270
Reinsurance assumed	89	2	30
Reinsurance ceded	349	160	220
Net other revenues	709	433	520
Policyholder benefits and claims:
Direct policyholder benefits and claims	6,101	4,944	4,924
Reinsurance assumed	127	302	254
Reinsurance ceded	(2,490)	(2,159)	(1,980)
Net policyholder benefits and claims	3,738	3,087	3,198
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	1,067	1,156	1,180
Reinsurance assumed	75	78	76
Reinsurance ceded	11	10	11
Net interest credited to policyholder account balances	1,131	1,224	1,245
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business acquired	(182)	727	1,018
Reinsurance assumed	148	8	99
Reinsurance ceded	(191)	(62)	(48)
Direct amortization of deferred policy acquisition costs and value of business acquired	(225)	673	1,069
Other expenses:
Direct other expenses	1,700	1,723	1,797
Reinsurance assumed	36	47	3
Reinsurance ceded	(36)	(47)	(43)
Total other expenses	$ 1,700	$ 1,723	$ 1,757